                          OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                          Supplement dated January 2, 2003 to the
                            Statement of Additional Information
                                   dated August 23, 2002

The  supplement  dated  October 14,  2002 to the  Statement  of  Additional  Information  is
withdrawn.

The Statement of Additional Information is changed as follows:

1. In the table titled  "Independent  Trustees,"  on page 26 of the  Statement of Additional
Information, the following language is inserted after the row titled "Clayton K. Yeutter":

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Joel W. Motley,
Director since 2002                 Director   (January   2002-present),    Columbia
Age: 50                             Equity    Financial    Corp.     (privately-held
                                    financial  adviser);  Managing Director (January
                                    2002-present),      Carmona     Motley,     Inc.
                                    (privately-held financial adviser);  Formerly he
                                    held the following positions:  Managing Director
                                    (January  1998-December  2001),  Carmona  Motley
                                    Hoffman    Inc.    (privately-held     financial
                                    adviser);     Managing     Director     (January
                                    1992-December   1997),   Carmona  Motley  &  Co.
                                    (privately-held financial adviser).  Oversees 31
                                    portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

2.    Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the Fund and Mr.
   Clayton  Yeutter  was  elected  as  Chairman  of the  Board,  effective  January 1, 2003.
   Therefore,  the Statement of Additional  Information is revised by deleting the biography for  Mr.  Levy on  page  25 and by  adding  the  following  to Mr.  Yeutter's  biography:
   "Chairman of the Board of Trustees."

3.   In the Trustee compensation table on page 29, the title of "Chairman" after
   Mr. Levy's name is deleted and the title of "Chairman" is added after Mr. Yeutter's name.  In addition, the following footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

            4. Effective January 1, 2003, Clayton Yeutter became
                Chairman of the Board of Trustees of the Board
                I Funds upon the retirement of Leon Levy.

January 2, 2003                                             410PX013